LEASES - LEASES - Summary of Future Minimum Fees, Excluding the Contingent Fees to be Received under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2021	$ 50,349
Year ending December 31, 2022	47,953
Year ending December 31, 2023	44,032
Year ending December 31, 2024	44,772
Year ending December 31, 2025	46,245
Over year ending December 31, 2025	24,626
Total minimum future fees to be received	$ 257,977